Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Matrix [Member]
Employee Benefit Liabilities (Tables) [Line Items]
Schedule of defined benefit plans
	December 31,
	2020	2019
Defined benefit obligation	113,540	95,692
Fair value of plan assets	(98,421)	(84,053)
Net defined benefit liability	15,119	11,639